ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable	$445,500	$1,624,809
Less: allowance for estimated credit losses	—	—
	$445,500	$1,624,809

As of December 31, 2023, 2022 and 2021, no allowance for estimated credit losses has been established as management believes that amounts outstanding are fully collectible. For the year ended December 31, 2023 and 2022, the Company had written-off uncollectible accounts receivable of nil and $105,204 respectively. As the date of this report, the Company’s accounts receivable as of December 31, 2023 have been collected in full.